Note 4 - Property and Equipment	3 Months Ended
Feb. 28, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Laboratory equipment under capital lease	Computer equipment under capital lease	Total
	$	$	$	$	$	$	$	$
Cost
Balance at November 30, 2015	293,870	124,151	129,860	3,483,398	1,142,121	276,300	76,458	5,526,158
Additions	1,426	—	—	450,295	63,689	—	—	515,410
Balance at November 30, 2016	295,296	124,151	129,860	3,933,693	1,205,810	276,300	76,458	6,041,568
Additions	27,563	—	30,643	537,035	127,201	—	—	722,442
Balance at February 28, 2017	322,859	124,151	160,503	4,470,728	1,333,011	276,300	76,458	6,764,010

Accumulated depreciation
Balance at November 30, 2015	214,525	110,860	104,089	1,968,088	1,142,122	155,203	71,833	3,766,720
Depreciation	24,147	6,646	5,154	321,986	1,670	24,219	1,388	385,210
Balance at November 30, 2016	238,672	117,506	109,243	2,290,074	1,143,792	179,422	73,221	4,151,930
Depreciation	5,627	830	1,703	71,766	6,495	4,844	243	91,508
Balance at February 28, 2017	244,299	118,336	110,946	2,361,840	1,150,287	184,266	73,464	4,243,438

Net book value at:
November 30, 2016	56,624	6,645	20,617	1,643,619	62,018	96,878	3,237	1,889,638
February 28, 2017	78,560	5,815	49,557	2,108,888	182,724	92,034	2,994	2,520,572

As at February 28, 2017, there was $422,339 (November 30, 2016 - $266,963) of laboratory equipment that was not available for use and therefore, no depreciation has been recorded for such laboratory equipment.